Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 764,192	$ 2,386,244	$ 1,774,210	$ 5,392,569	$ 8,048,034	$ 6,315,552	$ 5,288,580
General and administrative	132,941	1,976,335	2,628,028	7,812,843	5,988,867	8,985,351	2,386,469
Total operating expenses	897,133	4,362,579	4,402,238	13,205,412	14,036,901	15,300,903	7,675,049
Loss from operations	(897,133)	(4,362,579)	(4,402,238)	(13,205,412)	(14,036,901)	(15,300,903)	(7,675,049)
Other income (expenses):
Gain from settlement of liabilities with vendors				589,223		3,339,223	8,144
Other income (expenses)		248	(147)	(630,922)	248	(672,378)	(62,182)
Change in fair value of earnout and derivative liabilities	320,117		170,000	4,870,000		4,880,000	301,170
Stock-based inducement expense					(863,550)
Write off of deferred offering costs		(500,000)			(500,000)
Interest income (expense), net	4,805	5,936	4,418	(26,993)	20,562	21,846	138,340
Total other income (expenses), net	324,922	(493,816)	174,271	4,801,308	(1,342,740)	7,568,691	385,472
Net loss	(572,211)	(4,856,395)	(4,227,967)	(8,404,104)	(15,379,641)	(7,732,212)	(7,289,577)
Deemed dividend on Series A, B and C Preferred Stock					(24,964,518)	(2,508,000)
Deemed dividend on Series D Preferred Stock		(6,649,828)			(6,649,828)
Deemed dividend related to Series C Common Warrants					(84,083)	(276,839)
Net loss attributable to common shareholders	$ (572,211)	$ (11,506,223)	$ (4,227,967)	$ (8,404,104)	$ (47,078,070)	$ (10,517,051)	$ (7,289,577)
Net loss per common share:
Basic (in Dollars per share)	$ (1,959.63)	$ (9.1)	$ (170.22)	$ (560.27)	$ (72.94)
Diluted (in Dollars per share)	$ (1,959.63)	$ (9.1)	$ (170.22)	$ (560.27)	$ (72.94)
Weighted average common shares outstanding:
Basic (in Shares)	292	1,264,884	24,838	15,000	645,452
Diluted (in Shares)	292	1,264,884	24,838	15,000	645,452
Previously Reported
Net loss per common share:
Basic (in Dollars per share)	$ (1,959.62)					$ (363.01)	$ (24,964.3)
Diluted (in Dollars per share)	$ (1,959.62)					$ (363.01)	$ (24,964.3)
Weighted average common shares outstanding:
Basic (in Shares)	292					28,972	292
Diluted (in Shares)	292					28,972	292